OTHER LONG-TERM LIABILITIES (Tables)	12 Months Ended
Dec. 31, 2019
Disclosure Other Long Term Liabilities [Abstract]
Summary of Brookfield Renewables other long-term liabilities
Brookfield Renewable’s other long-term liabilities as at December 31 are comprised of the following:

(MILLIONS)	Notes	2019	2018
Contract liabilities		$562	$479
Lease liabilities		118	—
Pension obligations	30	99	80
Acquisition related provisions		68	78
Decommissioning retirement obligations		78	67
Concession payment liability		6	7
Other		56	23
		$987	$734